Quarterly Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Data (Unaudited)
Net sales	$ 7,298	$ 7,712	$ 7,686	$ 7,578	$ 7,719	$ 8,137	$ 8,134	$ 7,831	$ 30,274	$ 31,821	$ 30,871
Cost of sales	3,827	3,877	3,858	3,821	4,027	4,205	4,184	4,031	15,383	16,447	16,106
Net income including noncontrolling interest	1,039	1,298	1,303	1,201	1,179	1,311	1,283	1,225	4,841	4,998	4,721
Net income attributable to 3M	$ 1,038	$ 1,296	$ 1,300	$ 1,199	$ 1,179	$ 1,303	$ 1,267	$ 1,207	$ 4,833	$ 4,956	$ 4,659
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 1.69	$ 2.09	$ 2.06	$ 1.88	$ 1.85	$ 2.02	$ 1.94	$ 1.83	$ 7.72	$ 7.63	$ 6.83
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	1.66	$ 2.05	$ 2.02	$ 1.85	$ 1.81	$ 1.98	$ 1.91	$ 1.79	$ 7.58	$ 7.49	$ 6.72
Impact on diluted earnings per share related to restructuring actions	$ 0.14